Related-party transactions - Capital Transaction (Details) $ / shares in Units, $ in Thousands	Aug. 13, 2015 USD ($) shares	Apr. 30, 2015 USD ($) $ / shares shares	Feb. 28, 2017 person	Feb. 27, 2017 person	Apr. 29, 2015
Related Party Transaction [Line Items]
Retirement of shares | $	$ 5,960
Common shares
Related Party Transaction [Line Items]
Stock repurchased for cancellation (in shares)	400,000
Significant Shareholder | Carlyle Group
Related Party Transaction [Line Items]
Voting interest owned by related party				14.00%
Right to designate as members of the board of directors, number of persons | person			2	2
Significant Shareholder | CIBC
Related Party Transaction [Line Items]
Voting interest owned by related party					19.00%
Significant Shareholder | CIBC | Repurchase for Cancellation of Stock
Related Party Transaction [Line Items]
Percent of outstanding shares repurchased for cancellation		77.00%
Retirement of shares | $		$ 120,000
Significant Shareholder | CIBC | Repurchase for Cancellation of Stock | Common shares
Related Party Transaction [Line Items]
Average cost per share (in dollars per share) | $ / shares		$ 15.00
Stock repurchased for cancellation (in shares)		8,000,000
Significant Shareholder | Carlyle Global Financial Services, L.P.
Related Party Transaction [Line Items]
Percent of CIBC's outstanding shares acquired		23.00%
Issuance of common shares (in shares)		2,300,000